COLT DEPOSITOR III, LLC ABS-15G

Exhibit 99.20

Valuation Report
Run Date - 03/26/2025 8:24:04 AM

LOAN INFORMATION							Origination Values								AVM Values						Desk Review Values						Desk Top Review Values					BPO Values					Field Review Values					2055 Values					Updated Values					Updated Multi Property Values
Evolve Loan ID	Deal ID	Customer Loan ID	Seller Loan ID	Note Date	Original Loan Amount	Sales Price	Appraised Value	Value for LTV	Appraisal Date	Second Appraisal Value	Variance Amount	Variance Percent	Second Appraisal Date	Second Appraisal Type	Appraised Value	Variance Amount	Variance Percent	Company	Confidence Score	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Risk Score	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Aggregate Appraised Value	Aggregate Variance Amount	Aggregate Variance Percent	Is Eligible for Rep and Warrant Relief per Loan Collateral Advisor?	Collateral Underwriter Risk Score
XXXX	4350113162	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX												XXXX	XXXX	XXXX	XXXX	XXXX	XXXX																													N/A
XXXX	4350113163	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX												XXXX	XXXX	XXXX	XXXX	XXXX	XXXX																													N/A	1